STOCK-BASED COMPENSATION - Other equity instruments (Details)		12 Months Ended
	Jan. 01, 2020 USD ($) EquityInstruments shares	Dec. 31, 2019 USD ($) EquityInstruments shares	Dec. 31, 2018 USD ($) EquityInstruments shares	May 31, 2019 shares	Apr. 30, 2019 shares
ISPP
Share based compensation
Percentage of contribution to the plan by participants from their annual salaries		10.00%
Percentage of contribution to the plan by company on the participants contribution		50.00%
Total compensation cost		$ 7,700,000	$ 6,900,000
Number of common shares subscribed | shares		435,420	515,432
Value of common shares subscribed		$ 23,200,000	$ 20,600,000
Maximum number of common shares reserved for issuance | shares				8,100,000	7,100,000
Number of awards available for grant | shares		1,221,455	656,875
RSU
Share based compensation
Number of awards granted | EquityInstruments		409,100	379,324
Fair value at grant date		$ 40.41	$ 47.91
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market		16,500,000	17,600,000
Total compensation expense recorded in the general and administrative		$ 17,900,000	$ 15,200,000
PSU
Share based compensation
Vesting period		3 years
Number of awards granted | EquityInstruments		196,500	180,000
Fair value at grant date		$ 47.43	$ 58.47
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market		8,000,000	8,400,000
Total compensation expense recorded in the general and administrative		$ 12,000,000	$ 9,300,000
PSU 2017 Grant
Share based compensation
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market	$ 9,100,000
Number of additional shares purchased under PSU Grant | shares	117,648
Maximum | RSU
Share based compensation
Vesting period		3 years
Subsequent events | RSU
Share based compensation
Number of awards granted | EquityInstruments	303,037
Subsequent events | PSU
Share based compensation
Number of awards granted | EquityInstruments	167,500